Quarterly Holdings Report
for
Fidelity® Value Factor ETF
April 30, 2024
T23-NPRT3-0624
1.9880060.107
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	228,416	3,857,946
Verizon Communications, Inc.	116,029	4,581,985
		8,439,931
Entertainment - 0.2%
Warner Bros Discovery, Inc. (a)	228,992	1,685,381
Interactive Media & Services - 6.5%
Alphabet, Inc. Class A	192,954	31,409,052
Meta Platforms, Inc. Class A	41,314	17,772,043
		49,181,095
Media - 0.8%
Comcast Corp. Class A	108,655	4,140,842
Fox Corp. Class A	68,249	2,116,401
		6,257,243
TOTAL COMMUNICATION SERVICES		65,563,650
CONSUMER DISCRETIONARY - 10.4%
Automobiles - 1.2%
Ford Motor Co.	355,462	4,318,863
General Motors Co.	113,025	5,033,003
		9,351,866
Broadline Retail - 5.0%
Amazon.com, Inc. (a)	170,474	29,832,950
eBay, Inc.	92,994	4,792,911
Macy's, Inc. (b)	195,621	3,605,295
		38,231,156
Diversified Consumer Services - 0.5%
H&R Block, Inc.	78,339	3,699,951
Hotels, Restaurants & Leisure - 2.6%
Booking Holdings, Inc.	1,551	5,354,099
Expedia Group, Inc. (a)	25,437	3,424,583
McDonald's Corp.	23,647	6,456,577
Royal Caribbean Cruises Ltd. (a)	31,606	4,413,146
		19,648,405
Specialty Retail - 1.1%
The Home Depot, Inc.	26,095	8,721,471
TOTAL CONSUMER DISCRETIONARY		79,652,849
CONSUMER STAPLES - 6.0%
Beverages - 0.8%
The Coca-Cola Co.	96,958	5,989,096
Consumer Staples Distribution & Retail - 1.7%
Kroger Co.	54,515	3,019,041
Target Corp.	21,663	3,487,310
Walmart, Inc.	106,200	6,302,970
		12,809,321
Food Products - 0.7%
Archer Daniels Midland Co.	44,682	2,621,046
Bunge Global SA	24,957	2,539,624
		5,160,670
Household Products - 1.5%
Kimberly-Clark Corp.	22,059	3,011,715
Procter & Gamble Co.	51,266	8,366,611
		11,378,326
Personal Care Products - 0.3%
Kenvue, Inc.	125,883	2,369,118
Tobacco - 1.0%
Altria Group, Inc.	77,794	3,408,155
Philip Morris International, Inc.	47,213	4,482,402
		7,890,557
TOTAL CONSUMER STAPLES		45,597,088
ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Chevron Corp.	37,276	6,011,501
ConocoPhillips Co.	30,843	3,874,498
Devon Energy Corp.	41,043	2,100,581
EOG Resources, Inc.	20,858	2,755,968
Exxon Mobil Corp.	77,818	9,203,535
HF Sinclair Corp.	24,760	1,343,230
Marathon Oil Corp.	65,975	1,771,429
Marathon Petroleum Corp.	13,819	2,511,189
Valero Energy Corp.	14,800	2,366,076
		31,938,007
FINANCIALS - 14.1%
Banks - 4.7%
Bank of America Corp.	224,725	8,317,072
Citigroup, Inc.	98,500	6,041,005
JPMorgan Chase & Co.	68,857	13,202,641
Wells Fargo & Co.	136,631	8,104,951
		35,665,669
Capital Markets - 0.8%
Goldman Sachs Group, Inc.	15,142	6,461,243
Consumer Finance - 3.3%
Ally Financial, Inc.	106,115	4,069,510
American Express Co.	27,949	6,540,904
Capital One Financial Corp.	34,233	4,910,039
Discover Financial Services	39,468	5,001,780
Synchrony Financial	104,434	4,593,007
		25,115,240
Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	39,434	15,644,651
Visa, Inc. Class A	39,602	10,637,493
		26,282,144
Insurance - 1.8%
American International Group, Inc.	66,251	4,989,363
Everest Re Group Ltd.	10,672	3,910,328
MetLife, Inc.	67,856	4,823,204
		13,722,895
TOTAL FINANCIALS		107,247,191
HEALTH CARE - 11.7%
Biotechnology - 1.3%
AbbVie, Inc.	60,272	9,802,638
Health Care Providers & Services - 5.8%
Centene Corp. (a)	78,756	5,753,913
Cigna Group	21,927	7,828,816
CVS Health Corp.	92,293	6,249,159
Elevance Health, Inc.	14,466	7,646,438
Humana, Inc.	16,036	4,844,315
UnitedHealth Group, Inc.	25,483	12,326,127
		44,648,768
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	141,558	6,220,059
Johnson & Johnson	72,573	10,493,330
Merck & Co., Inc.	83,060	10,733,013
Pfizer, Inc.	285,369	7,311,154
		34,757,556
TOTAL HEALTH CARE		89,208,962
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.2%
General Electric Co.	39,824	6,444,320
Lockheed Martin Corp.	10,547	4,903,617
RTX Corp.	55,890	5,673,953
		17,021,890
Air Freight & Logistics - 1.2%
FedEx Corp.	16,119	4,219,632
United Parcel Service, Inc. Class B	32,786	4,835,279
		9,054,911
Building Products - 0.5%
Owens Corning	20,655	3,474,378
Electrical Equipment - 0.7%
Atkore, Inc.	20,826	3,650,798
GE Vernova LLC	9,954	1,530,029
		5,180,827
Machinery - 3.3%
AGCO Corp.	25,261	2,884,554
Caterpillar, Inc.	18,030	6,032,297
Cummins, Inc.	14,612	4,127,744
Deere & Co.	11,952	4,678,132
Mueller Industries, Inc.	62,264	3,475,576
PACCAR, Inc.	37,831	4,014,247
		25,212,550
Passenger Airlines - 0.5%
United Airlines Holdings, Inc. (a)	77,390	3,982,489
Professional Services - 1.3%
Automatic Data Processing, Inc.	18,804	4,548,500
Genpact Ltd.	84,860	2,608,596
Robert Half, Inc.	39,113	2,704,273
		9,861,369
Trading Companies & Distributors - 0.4%
Boise Cascade Co.	22,163	2,931,500
TOTAL INDUSTRIALS		76,719,914
INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 1.3%
Cisco Systems, Inc.	209,698	9,851,612
Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc. (a)	65,535	8,366,853
IT Services - 4.0%
Accenture PLC Class A	29,665	8,926,495
Cognizant Technology Solutions Corp. Class A	100,725	6,615,618
DXC Technology Co. (a)	336,063	6,549,868
IBM Corp.	53,450	8,883,390
		30,975,371
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	56,804	11,284,115
Qualcomm, Inc.	69,231	11,481,961
Skyworks Solutions, Inc.	72,600	7,738,434
		30,504,510
Software - 9.5%
Microsoft Corp.	139,080	54,148,014
Salesforce, Inc.	41,256	11,095,389
Zoom Video Communications, Inc. Class A (a)	115,286	7,043,975
		72,287,378
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	277,050	47,189,927
Hewlett Packard Enterprise Co.	490,156	8,332,652
		55,522,579
TOTAL INFORMATION TECHNOLOGY		207,508,303
MATERIALS - 2.5%
Chemicals - 1.5%
Albemarle Corp. (b)	11,119	1,337,727
CF Industries Holdings, Inc.	17,120	1,351,966
Dow, Inc.	31,545	1,794,911
Linde PLC	10,533	4,644,632
LyondellBasell Industries NV Class A	15,547	1,554,234
The Mosaic Co.	40,199	1,261,847
		11,945,317
Metals & Mining - 1.0%
Cleveland-Cliffs, Inc. (a)	61,104	1,032,658
Commercial Metals Co.	22,656	1,217,533
Newmont Corp.	49,017	1,992,051
Nucor Corp.	9,807	1,652,774
Steel Dynamics, Inc.	11,466	1,491,956
		7,386,972
TOTAL MATERIALS		19,332,289
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	12,686	1,469,927
Boston Properties, Inc.	21,371	1,322,651
Gaming & Leisure Properties	31,095	1,328,689
Host Hotels & Resorts, Inc.	75,460	1,423,930
Kimco Realty Corp.	71,367	1,329,567
Prologis, Inc.	24,592	2,509,614
Public Storage	6,906	1,791,762
Realty Income Corp.	36,044	1,929,796
Simon Property Group, Inc.	14,232	2,000,023
VICI Properties, Inc.	56,866	1,623,524
		16,729,483
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc. (a)	7,658	1,383,801
TOTAL REAL ESTATE		18,113,284
UTILITIES - 2.4%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	29,113	2,504,591
Entergy Corp.	19,486	2,078,572
NextEra Energy, Inc.	60,861	4,075,861
		8,659,024
Gas Utilities - 0.3%
National Fuel Gas Co.	35,945	1,908,680
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	43,316	3,285,085
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	35,850	2,476,518
Sempra	32,877	2,354,980
		4,831,498
TOTAL UTILITIES		18,684,287
TOTAL COMMON STOCKS (Cost $689,898,160)		759,565,824

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	2,095,729	2,096,148
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	3,759,724	3,760,100
TOTAL MONEY MARKET FUNDS (Cost $5,856,253)		5,856,248

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $695,754,413)	765,422,072
NET OTHER ASSETS (LIABILITIES) - (0.4)% (e)	(3,190,013)
NET ASSETS - 100.0%	762,232,059

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	94	Jun 2024	2,381,490	(72,229)	(72,229)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $110,920 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,107,830	21,176,904	20,188,578	55,797	(4)	(4)	2,096,148	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	4,344,675	49,133,007	49,717,582	18,638	-	-	3,760,100	0.0%
Total	5,452,505	70,309,911	69,906,160	74,435	(4)	(4)	5,856,248

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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